Financial Instruments and Fair Value - Schedule of Reconciliation of Cash and Non-Cash Movements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Cash and Non-Cash Movements [Abstract]
Financial Derivative Instruments, beginning balance	[1]	$ 192	$ 1,801
Contingent Consideration, beginning balance		65,962	54,063
Financial Derivative Instruments, Loans and borrowings repaid	[1]		(1,022)
Contingent Consideration, Loans and borrowings repaid		(555)	(250)
Contingent Consideration, Exact Sciences 5-year warrant2	[2]	(1,116)	2,153
Financial Derivative Instruments, Innovatus embedded derivative convertible call option	[1],[3]	(27)
Financial Derivative Instruments, Effective interest rate adjustment	[1]		(4)
Financial Derivative Instruments, Fair value changes through profit and loss	[1]	(165)	(719)
Contingent Consideration, Fair value changes through profit and loss			9,996
Financial Derivative Instruments, Change to level 1 fair value hierarchy	[1]		136
Financial Derivative Instruments, ending balance	[1]		192
Contingent Consideration, ending balance		$ 67,856	$ 65,962

[1]	Kreos derivative instrument only in 2023
[2]	Reclassified to equity in 2024
[3]	Fair value adjusted to zero given full repayment of Innovatus loan